Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Rubber Leaf Limited (“RLHK”) was incorporated in Hong Kong on September 22, 2025, and is located at Room 2109, 21/F, C C Wu Building, 302–308 Hennessy Road, Wanchai, Hong Kong. RLHK is engaged in import and export trading and the sales of synthetic rubber, rubber compounds, car window seals, auto parts, and related products for the Company’s integrated group companies. Following the disposition of RLSP, RLHK has assumed all principal orders, customer contracts, and supply arrangements previously associated with RLSP and currently serves as the Company’s primary operating subsidiary.

Our former PRC subsidiary, Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (“RLSP”), was established on July 8, 2019 and was disposed of by the Company on November 20, 2025. RLSP was engaged in import and export trading, as well as the production and sales of synthetic rubber, rubber compounds, car window seals, auto parts, and related products, and operated an integrated manufacturing facility in the People’s Republic of China. RLSP was a well-known auto parts enterprise and served as a first-tier supplier to major automobile manufacturers, including Dongfeng Motor and Renault. RLSP had a registered capital of US$20 million and was a wholly foreign-owned enterprise.

On November 20, 2025, pursuant to a Share Purchase Agreement, the Company sold all of its equity interests in RLSP to Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”). As a result of this transaction, RLSP is no longer part of the Company’s operating structure. The Company’s primary operations are now conducted through its wholly owned Hong Kong subsidiary, RLHK, which continues to manage the Company’s core sales and trading activities.

Note 1 - Organization and Description of Business

Rubber Leaf Limited (“RLHK”) was incorporated in Hong Kong on September 22, 2025, and is located at Room 2109, 21/F, C C Wu Building, 302–308 Hennessy Road, Wanchai, Hong Kong. RLHK is engaged in import and export trading and the sales of synthetic rubber, rubber compounds, car window seals, auto parts, and related products for the Company’s integrated group companies. Following the disposition of RLSP, RLHK has assumed all principal orders, customer contracts, and supply arrangements previously associated with RLSP and currently serves as the Company’s primary operating subsidiary.

Our former PRC subsidiary, Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (“RLSP”), was established on July 8, 2019 and was disposed of by the Company on November 20, 2025. RLSP was engaged in import and export trading, as well as the production and sales of synthetic rubber, rubber compounds, car window seals, auto parts, and related products, and operated an integrated manufacturing facility in the People’s Republic of China. RLSP was a well-known auto parts enterprise and served as a first-tier supplier to major automobile manufacturers, including Dongfeng Motor and Renault. RLSP had a registered capital of US$20 million and was a wholly foreign-owned enterprise.

On November 20, 2025, pursuant to a Share Purchase Agreement, the Company sold all of its equity interests in RLSP to Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”). As a result of this transaction, RLSP is no longer part of the Company’s operating structure. The Company’s primary operations are now conducted through its wholly owned Hong Kong subsidiary, RLHK, which continues to manage the Company’s core sales and trading activities.